Consolidated Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Comprehensive Loss [Abstract]
Loss for the period	$ (70,269)	$ (18,530)	$ (42,367)
Foreign currency translation adjustment	(9,097)	3,729
Change in employees plan assets and benefit obligations, net of taxes $1,591, $174 and $301 for the years ended December 31, 2012, 2011 and 2010, respectively	2,440	518	(585)
Net unrealized gains (losses) on derivatives	1,090	(1,326)	1,254
Comprehensive loss for the period	$ (75,836)	$ (15,609)	$ (41,698)